Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
	December 31
	2013	2012
Denominated in U.S. dollars	886	431
Denominated in NIS	1,304	872
Denominated in Euro	324	632

	2,514	1,935